UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULES OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TARGET

RETIREMENT SERIES

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

APRIL 30, 2012

LEGG MASON TARGET RETIREMENT 2015

Schedules of Investments (unaudited)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.2%
iShares Trust:
iShares MSCI EAFE Index Fund	7,712	$414,520
iShares Russell 1000 Growth Index Fund	1,770	116,820
iShares Russell 1000 Value Index Fund	4,020	278,948
iShares Russell 2000 Index Fund	1,173	95,517
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	5,992	125,105	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	25,861	312,914	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	60,263	676,753	(a)
Legg Mason Capital Management Growth Trust, Class I Shares	4,028	100,470	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	2,042	99,904	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	17,632	248,076	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	12,857	150,036	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	750	100,898	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	9,918	151,044	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	37,689	316,207	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	12,322	147,365	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,925	81,870
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,767	246,625
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	96,603	1,167,930	(a)
Western Asset High Yield Portfolio, Class IS Shares	12,207	106,689	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $4,431,135)		4,937,691

SECURITY	EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.4%
S&P 500 Index, Put @ $1,200.00	6/22/13	1	6,585
S&P 500 Index Futures, Put @ $1,100.00	6/20/13	1	11,500

TOTAL PURCHASED OPTIONS (Cost - $21,456)			18,085

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,452,591)			4,955,776

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Interest in $525,000,000 joint tri-party repurchase agreement dated 4/30/12 with RBS Securities Inc.; Proceeds at maturity - $30,000; (Fully collateralized by various U.S. government agency obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value - $30,600) (Cost - $30,000)	0.180%	5/1/12	$30,000	30,000

TOTAL INVESTMENTS - 100.2% (Cost - $4,482,591#)				4,985,776
Liabilities in Excess of Other Assets - (0.2)%				(10,294)

TOTAL NET ASSETS - 100.0%				$4,975,482

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2020

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
iShares Trust:
iShares MSCI EAFE Index Fund	8,832	$474,720
iShares Russell 1000 Growth Index Fund	2,191	144,606
iShares Russell 1000 Value Index Fund	4,853	336,750
iShares Russell 2000 Index Fund	1,228	99,996
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,687	139,616	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	29,736	359,804	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	60,770	682,448	(a)
Legg Mason Capital Management Growth Trust, Class I Shares	4,937	123,123	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	2,513	122,940	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	18,129	255,082	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,722	183,477	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	917	123,232	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	12,012	182,946	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	43,662	366,324	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	12,925	154,587	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	2,175	92,503
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,872	253,500
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	79,823	965,057	(a)
Western Asset High Yield Portfolio, Class IS Shares	4,514	39,455	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.5% (Cost - $4,263,380#)		5,100,166
Other Assets in Excess of Liabilities - 0.5%		25,184

TOTAL NET ASSETS - 100.0%		$5,125,350

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2025

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
iShares Trust:
iShares MSCI EAFE Index Fund	11,726	$630,273
iShares Russell 1000 Growth Index Fund	3,292	217,272
iShares Russell 1000 Value Index Fund	7,390	512,792
iShares Russell 2000 Index Fund	1,524	124,099
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,882	143,700	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	39,177	474,037	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	73,556	826,034	(a)
Legg Mason Capital Management Growth Trust, Class I Shares	7,367	183,738	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	3,689	180,496	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	22,568	317,529	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	23,492	274,156	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,401	188,331	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	18,138	276,236	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	57,398	481,569	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	15,102	84,721	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	15,890	190,046	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	2,258	96,033
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	4,956	324,469
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	65,736	794,748	(a)
Western Asset High Yield Portfolio, Class IS Shares	3,411	29,815	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.5% (Cost - $5,406,679#)		6,350,094
Other Assets in Excess of Liabilities - 0.5%		29,004

TOTAL NET ASSETS - 100.0%		$6,379,098

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2030

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares MSCI EAFE Index Fund	9,229	$496,059
iShares Russell 1000 Growth Index Fund	3,002	198,132
iShares Russell 1000 Value Index Fund	6,759	469,007
iShares Russell 2000 Index Fund	1,155	94,052
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,727	77,811	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	30,522	369,316	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	44,982	505,149	(a)
Legg Mason Capital Management Growth Trust, Class I Shares	6,712	167,390	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	3,400	166,383	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	21,521	251,148	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,273	171,171	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	16,354	249,076	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	44,795	375,826	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	30,488	171,038	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	12,127	145,037	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,157	49,207
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,663	239,817
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	36,524	441,578	(a)
Western Asset High Yield Portfolio, Class IS Shares	4,796	41,917	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.0% (Cost - $3,827,801#)		4,679,114
Other Assets in Excess of Liabilities - 1.0%		49,070

TOTAL NET ASSETS - 100.0%		$4,728,184

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2035

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.1%
iShares Trust:
iShares MSCI EAFE Index Fund	8,167	$438,976
iShares Russell 1000 Growth Index Fund	3,227	212,982
iShares Russell 1000 Value Index Fund	7,194	499,192
iShares Russell 2000 Index Fund	1,033	84,117
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,041	42,613	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	27,121	328,166	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	11,040	123,974	(a)
Legg Mason Capital Management Growth Trust, Class I Shares	7,124	177,679	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	3,626	177,403	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	22,859	266,759	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,346	181,008	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	17,492	266,397	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	39,379	330,388	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	34,786	195,151	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	10,255	122,646	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	690	29,346
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,133	205,117
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	19,630	237,329	(a)
Western Asset High Yield Portfolio, Class IS Shares	10,019	87,565	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.1% (Cost - $3,289,530#)		4,006,808
Other Assets in Excess of Liabilities - 0.9%		36,646

TOTAL NET ASSETS - 100.0%		$4,043,454

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2040

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.3%
iShares Trust:
iShares MSCI EAFE Index Fund	7,941	$426,829
iShares Russell 1000 Growth Index Fund	3,827	252,582
iShares Russell 1000 Value Index Fund	8,469	587,664
iShares Russell 2000 Index Fund	1,303	106,103
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,498	73,040	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	26,600	321,864	(a)
Legg Mason Capital Management Growth Trust, Class I Shares	8,582	214,032	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	4,307	210,729	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	27,213	317,573	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,582	212,762	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	20,813	316,975	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	38,936	326,673	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	35,506	199,187	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	13,489	161,328	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,162	49,420
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,148	206,099
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	9,929	120,041	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.3% (Cost - $3,328,655#)		4,102,901
Other Assets in Excess of Liabilities - 0.7%		27,251

TOTAL NET ASSETS - 100.0%		$4,130,152

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2045

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares MSCI EAFE Index Fund	4,433	$238,274
iShares Russell 1000 Growth Index Fund	2,249	148,434
iShares Russell 1000 Value Index Fund	5,004	347,228
iShares Russell 2000 Index Fund	907	73,857
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,918	60,931	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	14,901	180,308	(a)
Legg Mason Capital Management Growth Trust, Class I Shares	4,986	124,359	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	2,529	123,755	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	16,174	188,745	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	934	125,550	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	12,380	188,546	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	21,776	182,702	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	14,740	82,692	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,503	113,658	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	961	40,871
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,850	121,119
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	6,038	73,002	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.0% (Cost - $1,908,171#)		2,414,031
Other Assets in Excess of Liabilities - 1.0%		24,109

TOTAL NET ASSETS - 100.0%		$2,438,140

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2050

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.7%
iShares Trust:
iShares MSCI EAFE Index Fund	4,379	$235,371
iShares Russell 1000 Growth Index Fund	2,230	147,180
iShares Russell 1000 Value Index Fund	4,948	343,342
iShares Russell 2000 Index Fund	902	73,450
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,959	61,781	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	14,690	177,752	(a)
Legg Mason Capital Management Growth Trust, Class I Shares	4,975	124,075	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	2,499	122,275	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,854	185,018	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	910	122,350	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	12,125	184,664	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	21,080	176,863	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	14,370	80,618	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,403	112,456	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	950	40,404
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,830	119,810
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	5,888	71,188	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.7% (Cost - $1,941,879#)		2,378,597
Other Assets in Excess of Liabilities - 1.3%		30,147

TOTAL NET ASSETS - 100.0%		$2,408,744

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT FUND

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.5%
iShares Trust:
iShares MSCI EAFE Index Fund	2,963	$159,261
iShares Russell 1000 Growth Index Fund	462	30,492
iShares Russell 1000 Value Index Fund	1,030	71,472
iShares Russell 2000 Index Fund	732	59,607
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,742	57,243	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	9,994	120,930	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	38,478	432,113	(a)
Legg Mason Capital Management Growth Trust, Class I Shares	1,008	25,148	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	512	25,064	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	10,941	153,942	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	3,239	37,799	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	190	25,502	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	2,537	38,639	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	14,658	122,984	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	7,542	90,199	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	905	38,490
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,359	154,444
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	99,960	1,208,517	(a)
Western Asset High Yield Portfolio, Class IS Shares	24,375	213,036	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.5% (Cost - $2,660,688#)		3,064,882
Liabilities in Excess of Other Assets - (0.5)%		(13,774)

TOTAL NET ASSETS - 100.0%		$3,051,108

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (each a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 pm (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedules of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$4,937,691	—	—	$4,937,691
Purchased options†	18,085	—	—	18,085

Total long-term investments	$4,955,776	—	—	$4,955,776

Short-term investments†	—	$30,000	—	30,000

Total investments	$4,955,776	$30,000	—	$4,985,776

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$5,100,166	—	—	$5,100,166

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2025

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$6,350,094	—	—	$6,350,094

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2030

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$4,679,114	—	—	$4,679,114

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Retirement 2035

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$4,006,808	—	—	$4,006,808

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$4,102,901	—	—	$4,102,901

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2045

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$2,414,031	—	—	$2,414,031

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2050

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$2,378,597	—	—	$2,378,597

†	See Schedules of Investments for additional detailed categorizations.

Retirement Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$3,064,882	—	—	$3,064,882

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction,

Notes to Schedules of Investments (unaudited) (continued)

including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Foreign investment risks. An underlying fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the underlying fund. Foreign investments may also subject the underlying fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Retirement 2015	$506,557	$(3,372)	$503,185
Retirement 2020	836,786	—	836,786
Retirement 2025	943,415	—	943,415
Retirement 2030	851,313	—	851,313
Retirement 2035	717,278	—	717,278
Retirement 2040	774,246	—	774,246
Retirement 2045	505,860	—	505,860
Retirement 2050	441,518	(4,800)	436,718
Retirement Fund	404,194	—	404,194

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Funds’ derivative instruments categorized by risk exposure at April 30, 2012.

Retirement 2015

Equity Risk
Purchased options	$18,085

Notes to Schedules of Investments (unaudited) (continued)

During the period ended April 30, 2012, the volumes of derivative activity for the Funds were as follows:

Retirement 2015

Average Market Value
Purchased options	$18,076

During the period ended April 30, 2012, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 22, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2012